TAXATION - Tax assessments (Details) Rp in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Sep. 30, 2024 IDR (Rp)	Oct. 31, 2023 IDR (Rp)	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2015 IDR (Rp)	Dec. 31, 2014 IDR (Rp)	Dec. 31, 2024 USD ($)
TAXATION
Current income tax liabilities			Rp 868,000		Rp 2,333,000				$ 54
Income tax benefit (expense)			8,433,000	$ 523	8,787,000	Rp 8,710,000
Current			7,635,000	$ 474	8,796,000	9,259,000
The Company
TAXATION
VAT			109,000		170,000
Corporate income tax			798,000		1,205,000	2,098,000
Current			905,000		1,271,000	2,134,000
The Company | 2020 VAT
TAXATION
Overpayment of tax					300
Amount accepted					700
The Company | Tax Audit for 2019, 2020 And 2021 Tax Assessment
TAXATION
Tax collection amount			7,700
Sought value			35,700
The Company | VAT Tax Invoice Letters for 2015 and 2016
TAXATION
Sought value			37,900
Subsidiaries
TAXATION
VAT			473,000		399,000
Corporate income tax			6,730,000		7,524,000	7,125,000
Current			6,730,000		Rp 7,525,000	Rp 7,125,000
Telkomsel | SKPKB Fiscal Year 2019
TAXATION
Payment of taxes			Rp 4,000
Amount accepted	Rp 6,000
Penalty on damages accepted	Rp 2,000
Telkomsel | Corporate Income Tax, With Holding Tax, Value Added Tax 2018
TAXATION
Amount accepted		Rp 22,000
Penalty on damages accepted		Rp 200
Telkomsel | VAT 2014
TAXATION
Amount accepted								Rp 8,000
Rejected portion of objection letters							Rp 24,000